Net Income (Loss) Per Share (Details) (Subsequent Event [Member])	0 Months Ended
Oct. 24, 2013
Conversiono Of Stock from Series 1 Preferred to Common Stock [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Conversion of Stock, Shares Converted	292.8319
Common Stock [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	736,573